Note 11 - Property, Plant and Equipment (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 3,317,000
Settlement of founder's royalty options, current			$ 5,081,000	$ 3.8
Payments for founder's royalty option	(0)	$ 5,372,000
Threshold value of individual assets for qualifying contracts as right of use assets	7,190
Impairment loss recognised in profit or loss, property, plant and equipment	0
Restricted stock units [member]
Statement Line Items [Line Items]
Property, plant and equipment, expenditures recognised in course of its construction	$ 0	$ 919,000